UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5628

Name of Registrant:	VANGUARD MALVERN FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1:	Schedule of Investments

Vanguard Capital Value Fund
Schedule of Investments
June 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (101.3%)

Auto & Transportation (10.1%)
* Compagnie Generale des Etablissements Michelin SA B Shares	192,821	$11,714
American Axle & Manufacturing Holdings, Inc.	342,600	8,658
* Yellow Roadway Corp.	111,100	5,644
* Continental Airlines, Inc. Class B	345,900	4,594
*† US Airways New Company - Private Placement	224,200	3,699
Lear Corp.	98,600	3,587
* TRW Automotive Holdings Corp.	121,700	2,983
* Pinnacle Airlines Corp.	155,500	1,336
* AMR Corp.	67,800	821
Werner Enterprises, Inc.	30,700	603

		43,639

Consumer Discretionary (12.7%)
Foot Locker, Inc.	349,300	9,508
* Time Warner, Inc.	435,900	7,284
Dex Media, Inc.	277,700	6,779
Ruby Tuesday, Inc.	252,600	6,542
CBRL Group, Inc.	167,000	6,490
TJX Cos., Inc.	213,900	5,208
Ross Stores, Inc.	160,600	4,643
Newell Rubbermaid, Inc.	109,700	2,615
Whirlpool Corp.	33,800	2,370
* Liberty Global Inc. Class A	45,147	2,107
Gannett Co., Inc.	12,700	903
Blockbuster Inc. Class A	68,600	626

		55,075

Financial Services (22.0%)
Citigroup, Inc.	419,400	19,389
Bank of America Corp.	269,790	12,305
RenaissanceRe Holdings Ltd.	186,400	9,178
CIT Group Inc.	192,700	8,280
ACE Ltd.	173,900	7,799
MBNA Corp.	252,400	6,603
Reinsurance Group of America, Inc.	118,200	5,497
Fannie Mae	79,950	4,669
Apollo Investment Corp.	244,900	4,514
* CB Richard Ellis Group, Inc.	83,500	3,662
Capital One Financial Corp.	38,200	3,056
* KKR Financial Corp. REIT	110,500	2,762
The Hartford Financial Services Group Inc.	33,500	2,505
Freddie Mac	34,300	2,237
Radian Group, Inc.	23,900	1,129
Everest Re Group, Ltd.	9,800	911
IPC Holdings Ltd.	21,100	836

		95,332

Health Care (13.1%)
Wyeth	311,000	13,840
Sanofi-Synthelabo SA ADR	326,600	13,387
Pfizer Inc.	273,060	7,531
GlaxoSmithKline PLC ADR	110,500	5,360
* Sanofi-Aventis	59,495	4,875
* Endo Pharmaceuticals Holdings, Inc.	143,500	3,771
GlaxoSmithKline PLC	122,124	2,952
* Theravance, Inc.	127,000	2,159
* Health Net Inc.	46,000	1,755
* King Pharmaceuticals, Inc.	101,800	1,061

		56,691

Integrated Oils (1.7%)
Petrol Brasil Series A ADR	122,600	5,645
Petro Canada	29,600	1,928

		7,573

Other Energy (2.1%)
EnCana Corp.	110,010	4,355
Talisman Energy, Inc.	85,900	3,227
Devon Energy Corp.	31,600	1,601

		9,183

Materials & Processing (8.3%)
* Pactiv Corp.	469,900	10,140
Alcoa Inc.	370,700	9,686
Smurfit-Stone Container Corp.	400,212	4,070
Cytec Industries, Inc.	84,900	3,379
Sappi Ltd. ADR	238,600	2,582
* Akzo Nobel NV	59,442	2,338
Engelhard Corp.	73,800	2,107
Aracruz Celulose SA ADR	51,900	1,804

		36,106

Producer Durables (6.6%)
Applied Materials, Inc.	488,700	7,907
Goodrich Corp.	152,500	6,246
* LAM Research Corp.	160,600	4,648
* Teradyne, Inc.	242,000	2,897
LM Ericsson Telephone Co. ADR Class B	82,100	2,623
* Axcelis Technologies, Inc.	320,600	2,199
* Varian Semiconductor Equipment Associates, Inc.	51,500	1,906

		28,426

Technology (14.3%)
* Cisco Systems, Inc.	1,158,300	22,135
Cinram International Inc.	661,800	12,698
* Fairchild Semiconductor International, Inc.	524,000	7,729
Microsoft Corp.	274,400	6,816
* Arrow Electronics, Inc.	103,500	2,811
* BE Semiconductor Industries NV	551,739	2,728
* Flextronics International Ltd.	168,600	2,227
* Vishay Intertechnology, Inc.	143,800	1,707
* Unisys Corp.	224,800	1,423
* Avnet, Inc.	61,900	1,395
* Freescale Semiconductor Inc. Class A	23,200	487

		62,156

Utilities (6.6%)
* Comcast Corp. Special Class A	466,000	13,957
* Nextel Communications, Inc.	324,100	10,472
Sprint Corp.	90,900	2,281
* Comcast Corp. Class A	56,900	1,747

		28,457

Other (3.8%)
Tyco International Ltd.	535,500	15,637
Eaton Corp.	10,200	611

		16,248

TOTAL COMMON STOCKS
(Cost $388,343)		438,886

TEMPORARY CASH INVESTMENT (1.3%)

Vanguard Market Liquidity Fund, 3.139%**
(Cost $5,636)	5,635,500	5,636

TOTAL INVESTMENTS (102.6%)
(Cost $393,979)		444,522

OTHER ASSETS AND LIABILITIES—NET (-2.6%)		(11,195)

NET ASSETS (100%)		$433,327

*	Non-income-producing security.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†	Restricted security represents 0.9% of net assets.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2005, the cost of investment securities for tax purposes was $393,979,000. Net unrealized appreciation of investment securities for tax purposes was $50,543,000, consisting of unrealized gains of $66,581,000 on securities that had risen in value since their purchase and $16,038,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.